Note 17 - General and Administration Expenses	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Notes to Financial Statements
General and Administrative Expenses [Text Block]

NOTE 16: GENERAL AND ADMINISTRATION EXPENSES

	Three months ended September 30,		Nine months ended September 30,
	2024	2023	2024	2023
Salary and employee benefits	$1,225	$(37)	$1,486	$282
Professional fees	1,609	212	2,431	458
Rent and maintenance	2	7	8	72
Travel expenses	26	-	57	25
Other	130	1	201	42
Total	$2,992	$183	$4,183	$879

NOTE 17: GENERAL AND ADMINISTRATION EXPENSES

	December 31
	2023	2022

Salary and employee benefits	$512	$418
Professional fees	1,252	724
Rent and maintenance	91	233
Travel expenses	56	72
Bad debts	1	(2)
Other	284	97
Total	$2,196	$1,542